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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          31 West 52nd Street, 16th Floor
          New York, NY 10019

Form 13F File Number:     028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY         August 11, 2011
---------------------       --------------       -----------------
   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                56
                                                 --------

Form 13F Information Table Value Total:          $827,806
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                               Quarter ended June 30, 2011



COLUMN 1                       COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6 COLUMN 7      COLUMN 8
                               TITLE OF                 VALUE        SHRS or SH/  PUT/  INV.    OTHR        VOTING AUTHORITY
NAME OF ISSUER                   CLASS        CUSIP    (x$1000)     PRN AMT  PRN  CALL  DISC.   MNGR     SOLE    SHARED     NONE
-----------------------------  -----------  ---------  --------  ----------  ---  ----  -----   ----    ------   ------  ---------
AERCAP HOLDINGS NV             SHS          N00985106  $ 11,254     865,000  SH         SOLE                               865,000
ALBEMARLE CORP                 COM          012653101  $  8,477     122,500  SH         SOLE                               122,500
ALLEGIANT TRAVEL CO            COM          01748X102  $  8,044     162,500  SH         SOLE                               162,500
AMR CORP                       COM          001765106  $  6,480   1,200,000  SH         SOLE                             1,200,000
APACHE CORP                    COM          037411105  $ 11,660      94,500  SH         SOLE                                94,500
ASML HOLDING N V               NY REG SHS   N07059186  $ 12,197     330,000  SH         SOLE                               330,000
BABCOCK & WILCOX CO            COM          05615F102  $ 26,186     945,000  SH         SOLE                               945,000
BARRETT BILL CORP              COM          06846N104  $  3,476      75,000  SH   PUT   SOLE                                75,000
CELANESE CORP DEL              COM SER A    150870103  $ 14,447     271,000  SH         SOLE                               271,000
CF INDS HLDGS INC              COM          125269100  $  3,329      23,500  SH         SOLE                                23,500
CLEARWATER PAPER CORP          COM          18538R103  $  9,395     137,600  SH         SOLE                               137,600
COMCAST CORP NEW               CL A SPL     20030N200  $ 12,236     505,000  SH         SOLE                               505,000
                               *W EXP
COMERICA INC                   11/14/2018   200340115  $  7,428     665,000  SH         SOLE                               665,000
COSTCO WHSL CORP NEW           COM          22160K105  $  9,140     112,500  SH         SOLE                               112,500
D R HORTON INC                 COM          23331A109  $ 13,363   1,160,000  SH         SOLE                             1,160,000
D R HORTON INC                 COM          23331A109  $  4,493     390,000  SH   CALL  SOLE                               390,000
                               NOTE 2.000%
D R HORTON INC                 5/15/14      23331ABB4  $  9,178   8,250,000  PRN        SOLE                             8,250,000
EXXON MOBIL CORP               COM          30231G102  $ 17,904     220,000  SH         SOLE                               220,000
FRONTIER OIL CORP              COM          35914P105  $ 12,843     397,500  SH         SOLE                               397,500
GAMESTOP CORP NEW              CL A         36467W109  $ 30,270   1,135,000  SH         SOLE                             1,135,000
GENERAL MTRS CO                COM          37045V100  $ 10,626     350,000  SH         SOLE                               350,000
GOLDMAN SACHS GROUP INC        COM          38141G104  $ 16,370     123,000  SH         SOLE                               123,000
HORMEL FOODS CORP              COM          440452100  $  8,570     287,500  SH         SOLE                               287,500
HUNTSMAN CORP                  COM          447011107  $ 13,996     742,500  SH         SOLE                               742,500
INTEL CORP                     COM          458140100  $ 20,775     937,500  SH         SOLE                               937,500
INTEL CORP                     COM          458140100  $ 48,143   2,172,500  SH   CALL  SOLE                             2,172,500
INVESCO LTD                    SHS          G491BT108  $  9,536     407,500  SH         SOLE                               407,500
JETBLUE AIRWAYS CORP           COM          477143101  $ 22,204   3,640,000  SH         SOLE                             3,640,000
JPMORGAN CHASE & CO            COM          46625H100  $ 27,020     660,000  SH         SOLE                               660,000
JPMORGAN CHASE & CO            COM          46625H100  $ 22,312     545,000  SH   CALL  SOLE                               545,000
LYONDELLBASELL INDUSTRIES NV   SHS -A-      N53745100  $  8,089     210,000  SH         SOLE                               210,000
MACYS INC                      COM          55616P104  $ 19,372     662,500  SH         SOLE                               662,500
MAGELLAN HEALTH SVCS INC       COM NEW      559079207  $  2,348      42,900  SH         SOLE                                42,900
                               NOTE 1.875%
MICRON TECHNOLOGY INC          06/01/14     595112AH6  $  9,800  10,000,000  PRN        SOLE                            10,000,000
MICRON TECHNOLOGY INC          COM          595112103  $  7,330     980,000  SH         SOLE                               980,000
MICROSOFT CORP                 COM          594918104  $ 34,580   1,330,000  SH         SOLE                             1,330,000
MICROSOFT CORP                 COM          594918104  $ 57,720   2,220,000  SH   CALL  SOLE                             2,220,000
NEWMONT MINING CORP            COM          651639106  $ 20,239     375,000  SH   PUT   SOLE                               375,000
NEWS CORP                      CL A         65248E104  $ 12,744     720,000  SH         SOLE                               720,000
PHARMERICA CORP                COM          71714F104  $    838      65,700  SH         SOLE                                65,700
PFIZER INC                     COM          717081103  $ 27,810   1,350,000  SH         SOLE                             1,350,000
PFIZER INC                     COM          717081103  $  4,738     230,000  SH   CALL  SOLE                               230,000
RADVISION LTD                  ORD          M81869105  $ 13,620   1,735,000  SH         SOLE                             1,735,000
SEALED AIR CORP NEW            COM          81211K100  $  7,018     295,000  SH         SOLE                               295,000
SOUTH JERSEY INDS INC          COM          838518108  $  9,368     172,500  SH         SOLE                               172,500
SPDR S&P 500 ETF TR            TR UNIT      78462F103  $ 17,816     135,000  SH         SOLE                               135,000
SPDR S&P 500 ETF TR            TR UNIT      78462F104  $ 46,190     350,000  SH   PUT   SOLE                               350,000
TEVA PHARMACEUTICAL INDS LTD   ADR          881624209  $ 19,167     397,500  SH         SOLE                               397,500
TOLL BROTHERS INC              COM          889478103  $ 14,103     680,000  SH         SOLE                               680,000
UNITED CONTL HLDGS INC         COM          910047109  $ 11,428     505,000  SH         SOLE                               505,000
UNITEDHEALTH GROUP INC         COM          91324P102  $  9,155     177,500  SH         SOLE                               177,500
US BANCORP DEL                 COM NEW      902973304  $ 10,842     425,000  SH         SOLE                               425,000
VULCAN MATLS CO                COM          929160109  $  4,816     125,000  SH   PUT   SOLE                               125,000
WERNER ENTERPRISES INC         COM          950755108  $  6,598     263,400  SH         SOLE                               263,400
WESTERN DIGITAL CORP           COM          958102105  $ 11,278     310,000  SH         SOLE                               310,000
WESTPORT INNOVATIONS INC       COM NEW      960908309  $  9,447     393,300  SH         SOLE                               393,300

Total Fair Market Value (in thousands)                 $827,806
